Offerings	Jun. 12, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value US$0.0005 per share
Amount Registered | shares	3,450,000
Proposed Maximum Offering Price per Unit | $ / shares	4.75
Maximum Aggregate Offering Price	$ 16,387,500
Amount of Registration Fee	$ 2,508.93
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”). Includes ordinary shares that may be purchased by the underwriters pursuant to their option to purchase additional ordinary shares to cover over-allotment, if any.In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value US$0.0005 per share
Amount Registered | shares	1,417,250
Proposed Maximum Offering Price per Unit | $ / shares	4.75
Maximum Aggregate Offering Price	$ 6,731,938
Amount of Registration Fee	$ 1,030.66
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”). Includes ordinary shares that may be purchased by the underwriters pursuant to their option to purchase additional ordinary shares to cover over-allotment, if any.This Registration Statement also covers the resale under a separate resale prospectus (the “Resale Prospectus”) by resale shareholders of the Registrant of up to 1,417,250 Class A ordinary shares previously issued to the resale shareholders as named in the Resale Prospectus. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representatives Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”). Includes ordinary shares that may be purchased by the underwriters pursuant to their option to purchase additional ordinary shares to cover over-allotment, if any.We have also agreed to grant the Representative or its designee warrants (the “Representative’s Warrants”) covering an aggregate number of Class A Ordinary Shares equal to 5% of the total number of Class A Ordinary Shares sold in this offering. The Representative’s Warrants will have an exercise price per share equal to 125% of the initial public offering price of the Class A Ordinary Shares sold in this offering.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value US$0.0005 per share underlying Representatives Warrants
Maximum Aggregate Offering Price	$ 1,024,219
Amount of Registration Fee	$ 156.81